Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Non-current Trade Receivables

(€’000)	As at December 31,
	2021	2020
Non-current trade receivables Mesoblast license agreement	2 209	1 923
Net investment in Lease	—	195

Total Non-current Trade and Other receivables	2 209	2 117

Summary of Other Non-current Assets

(€’000)	As at December 31,
	2021	2020
R&D Tax credit receivable	3 764	3 679

Total Non-current Grant receivables	3 764	3 679

Deposits	262	293

Total Other non-current assets	262	293